Investment securities	12 Months Ended
Dec. 31, 2018
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Investment securities
17.	Investment securities

Million US dollar	2018	2017
Investment in unquoted companies	84	76
Investment on debt securities	24	24

Non-current investments	108	100
Investment on debt securities	87	1 304

Current investments	87	1 304

As of 31 December 2018, current debt securities of 87m US dollar mainly represented investments in government bonds. The company’s investments in such short-term debt securities are primarily to facilitate liquidity and for capital preservation.